Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of reconciliation of the calculation of basic and diluted earnings (loss) per share	A reconciliation of the calculation of basic and diluted loss per share is as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ and shares in thousands, except per share data)
Numerator:
Net loss attributable to ordinary shareholders	$(614,124)	$(696,315)	$(350,654)
Denominator:
Weighted-average ordinary shares outstanding—basic and diluted	253,312	249,679	244,844
Net loss per share attributable to ordinary shareholders:
Basic and diluted net loss per share	$(2.42)	$(2.79)	$(1.43)